Financial instruments at fair value	3 Months Ended
Mar. 31, 2022
Financial instruments at fair value
Financial instruments at fair value

13 Financial instruments at fair value

Classifications and fair values

The fair values of the Company’s cash and cash equivalents, accounts receivable and trade and other payables approximate their carrying values because of the short-term nature of these instruments.

Except for the warrant liability, the Group does not carry any financial instruments at fair value through profit and loss. The fair value of non-current loans is EUR 21,890k as of March 31, 2022. (December 31, 2021: EUR nil).

IFRS 13 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

-	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

-	Level 2 - inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

-	Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following table shows the fair values of financial instruments as of March 31, 2022, including their level in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value:

in EUR k	Level 1	Level 2	Level 3	Total
Non-current loans	-	21,890	-	21,890
Warrants liability	-	-	2,603	2,603

As of March 31, 2021, carrying amount of all financial assets or financial liabilities approximated their fair value.

Net gain recognized in the interim condensed consolidated statements of comprehensive loss, within changes in fair value of warrants, from the warrant liability fair value measurement differences was EUR 238k for the three months ended March 31, 2022.

The valuation techniques used in measuring level 2 & level 3 fair value for financial instruments in the interim condensed consolidated statement of financial position, as well as the significant unobservable inputs used, were as follows:

-	The fair value of the warrant liabilities, recognized as non-current financial liability at FVTPL, was calculated by applying a Black-Scholes option pricing model. This model uses the Centogene’s share price and the share price volatility as material input factors. The volatility is considered as material unobservable input factor (Level 3).
-	The fair value of non-current loans was calculated using the nominal amount less transaction costs and carried at amortized cost of €21,890k.

The table below summarizes the profit or loss impact on the fair values of Level 3 instruments, warrant liabilities, by changing the significant unobservable input factors.

	March 31, 2022
in EUR k	increase	decrease
Expected volatility (movement +/- 5%)	3,031	2,641